Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of net financial debt (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	€ 37,076	€ 34,019	€ 32,475
Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	30,800	28,700	28,700
Financial liabilities	€ 25,500	€ 25,400	€ 23,800